Note 4 - Trade and Other Receivables (Details Narrative) - USD ($)	Nov. 30, 2020	Nov. 30, 2019
Receivables [Abstract]
Account receivable	$ 5,663,774	$ 177,202
Allowance for doubtful accounts	$ 0	$ 0